The Growth Fund of America®
Investment portfolio
May 31, 2019
unaudited
Common stocks 92.78% Information technology 22.03%	Shares	Value (000)
Microsoft Corp.	67,262,100	$8,318,977
Broadcom Inc.	12,695,884	3,194,792
Mastercard Inc., Class A	11,608,740	2,919,482
ServiceNow, Inc.[1]	9,127,266	2,390,705
ASML Holding NV2	5,985,188	1,127,813
ASML Holding NV (New York registered)	4,222,200	793,985
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	193,127,000	1,430,472
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,743,800	335,325
Visa Inc., Class A	8,505,000	1,372,112
Worldpay, Inc., Class A1	11,165,500	1,358,171
Workday, Inc., Class A1	6,354,500	1,297,081
Samsung Electronics Co., Ltd.[2]	34,694,000	1,231,548
Fiserv, Inc.[1]	13,444,600	1,154,353
Autodesk, Inc.[1]	7,163,000	1,152,598
FleetCor Technologies, Inc.[1]	4,245,574	1,096,250
Intel Corp.	23,593,500	1,039,058
Atlassian Corp. PLC, Class A1	8,081,772	1,017,333
PayPal Holdings, Inc.[1]	8,727,500	957,843
Arista Networks, Inc.[1]	2,190,198	535,701
RingCentral, Inc., Class A1	4,087,958	489,942
Applied Materials, Inc.	12,083,000	467,491
MongoDB, Inc., Class A1	3,114,433	437,079
salesforce.com, inc.[1]	2,868,000	434,244
Jack Henry & Associates, Inc.	3,100,000	406,782
Paycom Software, Inc.[1]	1,844,646	391,249
Micron Technology, Inc.[1]	11,154,000	363,732
QUALCOMM Inc.	5,218,432	348,696
Keyence Corp.[2]	537,000	301,219
Amphenol Corp., Class A	3,187,000	277,269
Accenture PLC, Class A	1,399,000	249,120
Texas Instruments Inc.	2,163,300	225,654
NetApp, Inc.	3,722,700	220,384
Adobe Inc.[1]	793,900	215,067
Zendesk, Inc.[1]	2,536,000	213,658
Analog Devices, Inc.	2,163,000	208,989
Trimble Inc.[1]	5,194,219	207,249
DocuSign, Inc.[1]	3,655,000	204,899
TE Connectivity Ltd.	2,371,000	199,709
Apple Inc.	1,082,000	189,426
Qorvo, Inc.[1]	2,826,668	172,936
Skyworks Solutions, Inc.	2,000,000	133,260
Global Payments Inc.	845,000	130,164
Symantec Corp.	6,500,000	121,745
Hexagon AB, Class B2	2,600,000	120,703
Dell Technologies Inc., Class C1	1,934,692	115,211
HubSpot, Inc.[1]	593,200	102,790
Alteryx, Inc., Class A1	1,177,588	102,285
The Growth Fund of America — Page 1 of 12

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Lam Research Corp.	560,000	$ 97,782
Zoom Video Communications, Inc., Class A1	1,041,640	83,050
Shopify Inc., Class A, subordinate voting shares[1]	208,000	57,179
Intuit Inc.	218,510	53,502
Elastic NV, non-registered shares[1]	353,822	29,031
ON Semiconductor Corp.[1]	1,292,800	22,960
Smartsheet Inc., Class A1	422,500	18,159
		40,136,214
Communication services 16.96%
Facebook, Inc., Class A1	54,797,900	9,724,983
Netflix, Inc.[1,3]	22,051,814	7,569,947
Alphabet Inc., Class C1	3,855,937	4,255,528
Alphabet Inc., Class A1	2,330,870	2,579,107
Charter Communications, Inc., Class A1	5,928,100	2,233,708
Activision Blizzard, Inc.	37,879,600	1,642,838
T-Mobile US, Inc.[1]	10,700,000	785,808
Comcast Corp., Class A	17,446,900	715,323
CBS Corp., Class B	6,734,000	325,118
Grupo Televisa, SAB, ordinary participation certificates (ADR)	23,040,000	214,042
Electronic Arts Inc.[1]	1,957,600	182,213
SoftBank Group Corp.[2]	1,855,000	174,053
Fox Corp., Class A	3,250,000	114,498
Snap Inc., Class A1	9,200,000	109,388
Spotify Technology SA1	847,000	106,366
Pinterest, Inc., Class A1	3,434,760	85,594
Altice USA, Inc., Class A	3,035,763	71,310
Discovery, Inc., Class C1	438,252	11,237
Walt Disney Co.	37,974	5,014
		30,906,075
Health care 14.71%
UnitedHealth Group Inc.	19,557,205	4,728,932
Abbott Laboratories	28,852,931	2,196,574
Thermo Fisher Scientific Inc.	7,523,000	2,008,491
Humana Inc.	5,218,100	1,277,704
Illumina, Inc.[1]	3,941,286	1,209,620
Vertex Pharmaceuticals Inc.[1]	6,965,157	1,157,470
Regeneron Pharmaceuticals, Inc.[1]	3,710,300	1,119,472
AbbVie Inc.	13,812,579	1,059,563
Boston Scientific Corp.[1]	25,660,000	985,601
BioMarin Pharmaceutical Inc.[1,3]	9,647,315	793,395
Cigna Corp.	5,197,482	769,331
Amgen Inc.	3,904,033	650,802
Bluebird Bio, Inc.[1,3]	5,235,960	627,896
Gilead Sciences, Inc.	9,321,540	580,266
Edwards Lifesciences Corp.[1]	2,956,647	504,700
Hologic, Inc.[1]	10,235,000	450,442
Biogen Inc.[1]	1,967,000	431,343
Seattle Genetics, Inc.[1]	6,437,100	418,862
Teva Pharmaceutical Industries Ltd. (ADR)[1]	45,537,533	393,900
Pfizer Inc.	8,865,000	368,075
Centene Corp.[1]	6,062,000	350,080
Stryker Corp.	1,884,500	345,316
Eli Lilly and Co.	2,976,300	345,072
The Growth Fund of America — Page 2 of 12

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
WellCare Health Plans, Inc.[1]	1,200,000	$ 331,428
DexCom, Inc.[1]	2,728,699	330,991
Neurocrine Biosciences, Inc.[1]	3,565,531	302,286
Ultragenyx Pharmaceutical Inc.[1,3]	4,597,038	252,515
ResMed Inc.	2,010,000	229,381
Daiichi Sankyo Co., Ltd.[2]	4,705,000	227,432
Sage Therapeutics, Inc.[1]	1,266,537	217,680
Mettler-Toledo International Inc.[1]	300,000	216,927
CVS Health Corp.	3,103,354	162,523
Johnson & Johnson	1,219,296	159,911
PerkinElmer, Inc.	1,758,000	151,786
Cerner Corp.[1]	2,141,000	149,806
Intuitive Surgical, Inc.[1]	285,200	132,575
Zoetis Inc., Class A	1,300,000	131,365
Danaher Corp.	910,000	120,129
Novo Nordisk A/S, Class B2	2,406,000	113,402
NovoCure Ltd.[1]	1,900,000	100,928
Molina Healthcare, Inc.[1]	660,760	94,000
Allogene Therapeutics, Inc.[1]	3,573,806	93,741
Verily Life Sciences LLC[1,2,4,5]	673,374	83,000
Anthem, Inc.	288,900	80,308
Incyte Corp.[1]	946,000	74,384
Integra LifeSciences Holdings Corp.[1]	1,449,400	67,542
Madrigal Pharmaceuticals, Inc.[1]	699,605	64,643
AstraZeneca PLC[2]	640,000	47,227
Allakos Inc.[1]	1,016,821	39,859
Acerta Pharma BV1,2,4,5	273,779,325	32,415
BeiGene, Ltd. (ADR)[1]	95,000	11,203
Galapagos NV1,2	94,040	10,688
		26,802,982
Consumer discretionary 12.57%
Amazon.com, Inc.[1]	4,326,395	7,679,654
Home Depot, Inc.	12,579,443	2,388,207
NIKE, Inc., Class B	19,072,105	1,471,222
Alibaba Group Holding Ltd. (ADR)[1]	9,542,000	1,424,239
Marriott International, Inc., Class A	7,208,290	899,883
Tesla, Inc.[1]	4,427,000	819,703
Lowe’s Companies, Inc.	8,526,900	795,389
Hilton Worldwide Holdings Inc.	8,279,063	740,479
General Motors Co.	14,625,000	487,597
Ulta Beauty, Inc.[1]	1,345,000	448,396
ServiceMaster Global Holdings, Inc.[1,3]	7,780,514	420,148
Booking Holdings Inc.[1]	252,950	418,941
Chipotle Mexican Grill, Inc.[1]	623,700	411,623
D.R. Horton, Inc.	9,112,000	389,629
Norwegian Cruise Line Holdings Ltd.[1]	6,114,322	334,515
Ross Stores, Inc.	3,468,700	322,554
LVMH Moët Hennessy-Louis Vuitton SE2	694,000	262,948
MGM Resorts International	10,460,000	259,617
Mattel, Inc.[1,3]	25,127,000	247,501
Bright Horizons Family Solutions Inc.[1]	1,583,000	216,966
Hermès International[2]	326,000	216,853
Grand Canyon Education, Inc.[1]	1,500,000	179,790
Ollie’s Bargain Outlet Holdings, Inc.[1]	1,535,000	151,535
The Growth Fund of America — Page 3 of 12

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Vail Resorts, Inc.	700,000	$ 150,577
Restaurant Brands International Inc.	2,240,000	147,392
EssilorLuxottica [2]	1,146,284	131,477
LKQ Corp.[1]	4,965,000	127,352
Wynn Resorts, Ltd.	1,142,677	122,644
Naspers Ltd., Class N2	536,000	120,149
Domino’s Pizza, Inc.	427,000	119,347
Lennar Corp., Class A	2,149,000	106,719
Etsy, Inc.[1]	1,650,000	102,812
Royal Caribbean Cruises Ltd.	806,100	98,151
GM Cruise Holdings LLC.[1,2,4]	52,055	95,000
Industria de Diseño Textil, SA2	3,413,465	91,649
Caesars Entertainment Corp.[1]	9,407,085	82,688
Five Below, Inc.[1]	625,000	80,456
Floor & Decor Holdings, Inc., Class A1	2,014,000	71,537
Toll Brothers, Inc.	1,580,000	54,937
Valeo SA, non-registered shares[2]	1,925,000	50,828
YUM! Brands, Inc.	483,000	49,435
Las Vegas Sands Corp.	800,000	44,000
Levi Strauss & Co., Class A1	1,500,000	29,130
Canada Goose Holdings Inc., subordinate voting shares[1]	790,000	26,584
Volkswagen AG2	109,519	17,392
		22,907,645
Financials 7.55%
Berkshire Hathaway Inc., Class A1	6,595	1,959,111
Berkshire Hathaway Inc., Class B1	3,512,000	693,339
JPMorgan Chase & Co.	13,880,467	1,470,774
CME Group Inc., Class A	4,855,800	932,896
American International Group, Inc.	12,756,160	651,457
AIA Group Ltd.[2]	66,932,088	627,046
PNC Financial Services Group, Inc.	4,823,000	613,775
HDFC Bank Ltd.[1,2]	11,610,408	404,465
HDFC Bank Ltd. (ADR)	1,612,000	200,146
First Republic Bank	5,527,930	536,320
Intercontinental Exchange, Inc.	6,518,782	535,909
Goldman Sachs Group, Inc.	2,879,300	525,443
Capital One Financial Corp.	5,980,000	513,503
Bank of America Corp.	14,965,000	398,069
Chubb Ltd.	2,725,000	398,041
Legal & General Group PLC[2]	111,984,892	363,784
BlackRock, Inc.	784,000	325,799
Federal Home Loan Mortgage Corp.[1]	91,929,599	269,354
Wells Fargo & Co.	5,860,000	260,008
Marsh & McLennan Companies, Inc.	2,703,850	258,488
Fannie Mae[1]	79,623,697	242,852
Onex Corp.	3,941,205	224,791
Arch Capital Group Ltd.[1]	5,500,000	189,365
State Street Corp.	3,142,000	173,596
London Stock Exchange Group PLC[2]	2,601,600	173,336
SVB Financial Group[1]	803,500	161,825
Moody’s Corp.	754,500	137,983
Charles Schwab Corp.	3,192,000	132,819
Morgan Stanley	2,225,000	90,535
Royal Bank of Canada	1,023,000	76,884
The Growth Fund of America — Page 4 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Bank of Ireland Group PLC[2]	14,006,667	$ 74,785
Blackstone Group LP	1,663,784	62,974
Bank of New York Mellon Corp.	1,031,000	44,013
Fifth Third Bancorp	559,300	14,821
Ares Management Corp., Class A	537,800	13,816
		13,752,122
Industrials 7.12%
CSX Corp.	20,994,000	1,563,423
Airbus SE, non-registered shares[2]	11,565,310	1,486,142
TransDigm Group Inc.[1,3]	3,090,000	1,362,536
Safran SA2	5,421,871	711,559
Uber Technologies, Inc.[1]	13,841,044	559,317
Uber Technologies, Inc.[1,2]	2,884,815	108,415
Old Dominion Freight Line, Inc.[3]	4,793,623	634,867
Northrop Grumman Corp.	1,800,400	545,971
General Dynamics Corp.	3,167,000	509,317
Boeing Co.	1,344,000	459,124
Westinghouse Air Brake Technologies Corp.	6,909,420	431,010
Union Pacific Corp.	2,423,000	404,108
L3 Technologies, Inc.	1,635,000	395,768
Rolls-Royce Holdings PLC[1,2]	32,931,669	358,571
Lockheed Martin Corp.	872,000	295,207
Deere & Co.	1,852,059	259,603
Equifax Inc.	1,972,000	238,415
Delta Air Lines, Inc.	4,284,000	220,626
IDEX Corp.	1,400,000	213,794
Nidec Corp.[2]	1,650,000	204,572
Waste Management, Inc.	1,870,000	204,485
Norfolk Southern Corp.	972,000	189,676
Textron Inc.	3,925,000	177,803
Ryanair Holdings PLC (ADR)[1]	2,435,479	158,842
Parker-Hannifin Corp.	1,036,851	157,933
Honeywell International Inc.	955,000	156,916
Middleby Corp.[1]	1,160,821	151,452
Fortive Corp.	1,951,000	148,569
MTU Aero Engines AG2	636,415	137,608
ASGN Inc.[1]	2,101,000	106,584
J.B. Hunt Transport Services, Inc.	1,200,000	102,168
Waste Connections, Inc.	1,069,000	101,170
International Consolidated Airlines Group, SA (CDI)[2]	12,750,000	72,358
BWX Technologies, Inc.	1,399,791	65,146
Harmonic Drive Systems Inc.[2]	1,167,500	38,440
Lyft, Inc.[1]	600,400	34,595
Epiroc AB, Class B2	1,163,814	10,516
		12,976,606
Energy 4.55%
EOG Resources, Inc.	26,705,462	2,186,643
Concho Resources Inc.[3]	17,152,364	1,681,103
Diamondback Energy, Inc.[3]	11,531,362	1,130,765
Noble Energy, Inc.	17,807,534	381,081
Enbridge Inc. (CAD denominated)	7,184,568	264,505
Enbridge Inc. (CAD denominated)[6]	2,564,213	94,403
Pioneer Natural Resources Co.	2,513,328	356,792
The Growth Fund of America — Page 5 of 12

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Chevron Corp.	2,700,000	$ 307,395
Suncor Energy Inc.	9,337,595	287,741
Halliburton Co.	11,069,000	235,659
Baker Hughes, a GE Co., Class A	9,000,000	192,690
Royal Dutch Shell PLC, Class B2	2,604,850	81,222
Royal Dutch Shell PLC, Class B (ADR)	928,800	58,384
Royal Dutch Shell PLC, Class A (ADR)	147,930	9,144
Royal Dutch Shell PLC, Class A (GBP denominated)[2]	89,988	2,804
Canadian Natural Resources, Ltd. (CAD denominated)	3,288,500	88,830
Canadian Natural Resources, Ltd.	1,900,000	51,281
ConocoPhillips	2,007,337	118,353
Murphy Oil Corp.	4,474,500	111,191
Cabot Oil & Gas Corp.	3,803,000	95,151
Schlumberger Ltd.	2,667,484	92,535
Occidental Petroleum Corp.	1,637,000	81,474
Cimarex Energy Co.	1,220,000	69,772
Viper Energy Partners LP	2,458,407	68,836
Hess Corp.	1,200,000	67,032
Centennial Resource Development, Inc., Class A1	7,957,000	62,860
Equitrans Midstream Corp.	3,040,700	60,388
Williams Companies, Inc.	1,730,000	45,638
Chesapeake Energy Corp.[1]	140,000	269
		8,283,941
Consumer staples 3.55%
Philip Morris International Inc.	18,714,355	1,443,438
Costco Wholesale Corp.	5,701,817	1,366,041
Constellation Brands, Inc., Class A	5,434,800	958,970
Altria Group, Inc.	8,281,800	406,305
Reckitt Benckiser Group PLC[2]	4,521,000	363,136
Herbalife Nutrition Ltd.[1,3]	8,515,000	355,757
Pernod Ricard SA2	1,826,337	321,271
Kerry Group PLC, Class A2	2,765,824	319,571
Glanbia PLC[2]	11,621,196	193,413
Keurig Dr Pepper Inc.	6,809,100	191,949
British American Tobacco PLC[2]	3,689,216	128,067
British American Tobacco PLC (ADR)	248,299	8,609
JUUL Labs, Inc., Class A1,2,4,5	433,213	120,000
Coca-Cola European Partners PLC	1,765,000	97,781
Coca-Cola Co.	1,770,000	86,960
Church & Dwight Co., Inc.	567,600	42,235
The Estée Lauder Companies Inc., Class A	226,600	36,489
Danone SA2	290,000	23,146
		6,463,138
Materials 2.28%
Freeport-McMoRan Inc.	51,354,500	498,652
Sherwin-Williams Co.	1,074,000	450,489
DuPont de Nemours Inc.[1]	14,737,139	449,778
Linde PLC	2,184,000	394,321
Vale SA, ordinary nominative (ADR)	17,708,968	220,831
Vale SA, ordinary nominative	11,238,375	140,338
Alcoa Corp.[1,3]	15,455,000	327,492
Shin-Etsu Chemical Co., Ltd.[2]	3,499,300	289,893
First Quantum Minerals Ltd.[3]	37,626,524	273,931
The Growth Fund of America — Page 6 of 12

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Celanese Corp.	2,408,000	$ 228,591
Rio Tinto PLC[2]	2,880,000	165,454
Allegheny Technologies Inc.[1,3]	6,492,300	139,000
Dow Inc.	2,841,567	132,872
Teck Resources Ltd., Class B	5,599,000	113,794
Barrick Gold Corp.	8,768,000	108,899
Norsk Hydro ASA[2]	28,259,646	98,632
Fortescue Metals Group Ltd.[2]	14,989,657	83,083
Asahi Kasei Corp.[2]	4,525,000	46,556
		4,162,606
Real estate 1.46%
American Tower Corp. REIT	5,248,892	1,095,811
Equinix, Inc. REIT	1,855,800	901,529
Digital Realty Trust, Inc. REIT	1,795,000	211,307
SBA Communications Corp. REIT[1]	820,000	177,456
Iron Mountain Inc. REIT	3,650,000	111,873
Redfin Corp.[1,3]	5,765,790	90,869
Crown Castle International Corp. REIT	483,000	62,795
		2,651,640
Total common stocks (cost: $105,545,461,000)		169,042,969
Preferred securities 0.89% Financials 0.83%
Fannie Mae, Series S, 8.25% noncumulative[1]	34,964,607	478,665
Fannie Mae, Series T, 8.25% noncumulative[1]	16,806,326	218,146
Fannie Mae, Series O, 7.00% noncumulative[1]	6,592,272	160,522
Fannie Mae, Series R, 7.625% noncumulative[1]	3,695,715	47,010
Fannie Mae, Series P, 4.50% noncumulative[1]	755,000	9,105
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative[1]	41,926,123	568,099
Federal Home Loan Mortgage Corp., Series V, 5.57%[1]	2,031,012	24,575
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative[1]	239,000	3,012
		1,509,134
Information technology 0.03%
Slack Technologies, Inc., Series H1,2,4,5	1,785,366	49,990
Consumer discretionary 0.02%
Volkswagen AG, nonvoting preferred shares[2]	210,481	32,840
Health care 0.01%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[2]	1,567,500	27,724
Industrials 0.00%
Rolls-Royce Holdings PLC, Class C, noncumulative preferred[1,2]	2,338,148,499	2,956
Total preferred securities (cost: $902,847,000)		1,622,644
The Growth Fund of America — Page 7 of 12

unaudited
Rights & warrants 0.01% Financials 0.01%	Shares	Value (000)
American International Group, Inc., warrants, expire 2021[1]	2,000,000	$ 21,820
Total rights & warrants (cost: $30,139,000)		21,820
Bonds, notes & other debt instruments 0.04% Corporate bonds & notes 0.04% Energy 0.04%	Principal amount (000)
Weatherford International PLC 5.125% 2020	$ 5,000	2,462
Weatherford International PLC 4.50% 2022	9,995	4,848
Weatherford International PLC 8.25% 2023	44,220	22,110
Weatherford International PLC 9.875% 2024	39,995	19,797
Weatherford International PLC 9.875% 2025	15,995	7,838
Weatherford International PLC 7.00% 2038	27,995	13,788
Weatherford International PLC 6.75% 2040	20,500	9,994
Total bonds, notes & other debt instruments (cost: $85,045,000)		80,837
Short-term securities 6.20% Money market investments 6.20%	Shares
Capital Group Central Cash Fund[3]	112,890,431	11,289,043
Total short-term securities (cost: $11,287,913,000)		11,289,043
Total investment securities 99.92% (cost: $117,851,405,000)		182,057,313
Other assets less liabilities 0.08%		149,399
Net assets 100.00%		$182,206,712
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended May 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 5/31/2019 (000)
Common stocks 8.73%
Information technology 0.00%
FleetCor Technologies, Inc.[1,7]	4,369,700	289,574	413,700	4,245,574	$ 10,964	$ 177,350	$ —	$ —
CommScope Holding Co., Inc.[1,7]	12,327,945	—	12,327,945	—	(204,220)	75,290	—	—
Paycom Software, Inc.[1,7]	3,135,516	—	1,290,870	1,844,646	121,888	(25,038)	—	—
								—
Communication services 4.15%
Netflix, Inc.[1]	22,453,371	5,024,412	5,425,969	22,051,814	468,894	(1,190,265)	—	7,569,947
Health care 0.92%
BioMarin Pharmaceutical Inc.[1]	8,565,515	2,405,800	1,324,000	9,647,315	(3,223)	(137,927)	—	793,395
Bluebird Bio, Inc.[1]	5,144,860	91,100	—	5,235,960	—	(250,876)	—	627,896
Ultragenyx Pharmaceutical Inc.[1]	4,322,964	1,224,074	950,000	4,597,038	(75,681)	(68,302)	—	252,515
Illumina, Inc.[1,7]	7,357,441	568,730	3,984,885	3,941,286	581,435	(899,668)	—	—
								1,673,806
The Growth Fund of America — Page 8 of 12

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 5/31/2019 (000)
Consumer discretionary 0.37%
ServiceMaster Global Holdings, Inc.[1]	5,438,000	3,663,591	1,321,077	7,780,514	$ (898)	$ 57,966	$ —	$ 420,148
Mattel, Inc.[1]	13,281,088	11,845,912	—	25,127,000	—	(107,551)	—	247,501
Sturm, Ruger & Co., Inc.[7]	932,460	—	932,460	—	5,961	(15,109)	193	—
								667,649
Industrials 1.10%
TransDigm Group Inc.[1]	2,661,000	529,900	100,900	3,090,000	14,098	277,547	—	1,362,536
Old Dominion Freight Line, Inc.	2,783,623	2,010,000	—	4,793,623	—	(73,175)	1,589	634,867
								1,997,403
Energy 1.54%
Concho Resources Inc.	16,205,850	2,817,739	1,871,225	17,152,364	(83,901)	(664,438)	4,522	1,681,103
Diamondback Energy, Inc.	7,831,000	5,148,700	1,448,338	11,531,362	(23,360)	(176,615)	4,441	1,130,765
EOG Resources, Inc.[7]	26,445,908	6,483,700	6,224,146	26,705,462	(106,978)	(953,835)	19,707	—
Cimarex Energy Co.[7]	5,470,000	250,000	4,500,000	1,220,000	(64,837)	18,384	683	—
								2,811,868
Consumer staples 0.19%
Herbalife Nutrition Ltd.[1]	3,665,358	4,849,642	—	8,515,000	—	(121,600)	—	355,757
Materials 0.41%
Alcoa Corp.[1]	15,950,000	—	495,000	15,455,000	(11,970)	(357,460)	—	327,492
First Quantum Minerals Ltd.	37,626,524	—	—	37,626,524	—	(198,059)	141	273,931
Allegheny Technologies Inc.[1]	—	6,492,300	—	6,492,300	—	(24,242)	—	139,000
								740,423
Real estate 0.05%
Redfin Corp.[1]	5,765,790	—	—	5,765,790	—	(23,351)	—	90,869
Short-term securities 6.20%
Money market investments 6.20%
Capital Group Central Cash Fund	—	166,571,763	53,681,332	112,890,431	70	1,130	70,921	11,289,043
Total 14.93%					$628,242	$(4,679,844)	$102,197	$27,196,765
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $13,007,623,000, which represented 7.14% of the net assets of the fund. This amount includes $12,515,847,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $94,403,000, which represented .05% of the net assets of the fund.
[7]	Unaffiliated issuer at 5/31/2019.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
JUUL Labs, Inc., Class A	4/8/2019	$ 120,000	$ 120,000.07%
Verily Life Sciences LLC	12/21/2018	83,000	83,000.04
Slack Technologies, Inc., Series H	5/24/2019	50,883	49,990.03
Acerta Pharma BV	5/7/2015	15,750	32,415.02
Total private placement securities		$ 269,633	$ 285,405.16%
The Growth Fund of America — Page 9 of 12

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
The Growth Fund of America — Page 10 of 12

unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 35,924,459	$ 4,211,755	$ —	$ 40,136,214
Communication services	30,732,022	174,053	—	30,906,075
Health care	26,288,818	398,749	115,415	26,802,982
Consumer discretionary	21,921,349	891,296	95,000	22,907,645
Financials	12,108,706	1,643,416	—	13,752,122
Industrials	9,848,425	3,128,181	—	12,976,606
Energy	8,199,915	84,026	—	8,283,941
Consumer staples	4,994,534	1,348,604	120,000	6,463,138
Materials	3,478,988	683,618	—	4,162,606
Real estate	2,651,640	—	—	2,651,640
Preferred securities	1,509,134	63,520	49,990	1,622,644
Rights & warrants	21,820	—	—	21,820
Bonds, notes & other debt instruments	—	80,837	—	80,837
Short-term securities	11,289,043	—	—	11,289,043
Total	$168,968,853	$12,708,055	$380,405	$182,057,313
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
The Growth Fund of America — Page 11 of 12

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-005-0719O-S73126	The Growth Fund of America — Page 12 of 12